PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment [abstract]
Expense related to short-term leases, low value asset leases and variable lease still recognized as operating expenses	€ 9	€ 8